BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 97.5%
	EQUITY - 15.4%
13,528	Alerian MLP ETF	$ 570,882
5,185	ALPS Sector Dividend Dogs ETF	243,851
12,162	iShares Mortgage Real Estate ETF	271,699
12,096	JPMorgan Equity Premium Income ETF	647,862
14,816	JPMorgan Nasdaq Equity Premium Income ETF	695,314
4,351	ProShares S&P 500 Dividend Aristocrats ETF	385,281
		2,814,889
	FIXED INCOME - 80.0%
23,764	Invesco Variable Rate Preferred ETF	531,601
3,618	iShares Agency Bond ETF	382,787
18,697	iShares Broad USD High Yield Corporate Bond ETF	648,973
7,848	iShares Floating Rate Bond ETF	399,385
3,051	iShares JP Morgan USD Emerging Markets Bond ETF	251,769
4,102	iShares MBS ETF	364,258
8,487	iShares National Muni Bond ETF	870,257
10,415	iShares Treasury Floating Rate Bond ETF	528,457
27,777	iShares US Treasury Bond ETF	612,205
13,297	Janus Henderson AAA CLO ETF	669,238
12,731	SPDR Blackstone Senior Loan ETF	533,811
5,950	SPDR Bloomberg Convertible Securities ETF	403,410
24,031	SPDR Bloomberg High Yield Bond ETF	2,172,402
22,868	SPDR Bloomberg Short Term High Yield Bond ETF	559,351
15,662	SPDR Nuveen Bloomberg High Yield Municipal Bond	373,069
17,375	SPDR Portfolio High Yield Bond ETF	389,547
13,122	VanEck International High Yield Bond ETF	256,798
11,365	Vanguard Intermediate-Term Corporate Bond ETF	863,513
6,704	Vanguard Short-Term Treasury ETF	386,150
17,604	Vanguard Total Bond Market ETF	1,228,407
64,182	Xtrackers USD High Yield Corporate Bond ETF	2,175,769
		14,601,157

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 97.5% (Continued)
	MIXED ALLOCATION - 2.1%
21,965	Invesco CEF Income Composite ETF	$375,602

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,601,027)	17,791,648

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
464,921	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $464,921)(a)	464,921

	TOTAL INVESTMENTS - 100.0% (Cost $19,065,948)	$ 18,256,569
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	4,302
	NET ASSETS - 100.0%	$ 18,260,871

CEF	- Closed-End Fund
CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Securities
MLP	- Master Limited Partnership
SPDR	- Standard & Poor's Depositary Receipt
CEF	- Closed-End Fund
CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of September 30, 2023.
(b)	Percentage rounds to less than 0.1%.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.2%
	FIXED INCOME - 94.2%
401,211	SPDR Bloomberg High Yield Bond ETF(a)	$ 36,269,474
262,132	SPDR Bloomberg Short Term High Yield Bond ETF	6,411,749
1,071,919	Xtrackers USD High Yield Corporate Bond ETF	36,338,054
	TOTAL EXCHANGE-TRADED FUNDS (Cost $79,974,822)	79,019,277

	SHORT-TERM INVESTMENTS — 50.1%
	COLLATERAL FOR SECURITIES LOANED - 44.0%
36,975,380	State Street Institutional US Government Money, 5.23% (Cost $36,975,380)(b)(c)	36,975,380

	MONEY MARKET FUND - 6.1%
5,095,166	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $5,095,166)(c)	5,095,166

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,070,546)	42,070,546

	TOTAL INVESTMENTS - 144.3% (Cost $122,045,368)	$ 121,089,823
	LIABILITIES IN EXCESS OF OTHER ASSETS - (44.3)%	(37,157,575)
	NET ASSETS - 100.0%	$ 83,932,248

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $36,214,240.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $36,975,380 at September 30, 2023.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.